SHARE BASED COMPENSATION (Details Narrative) - USD ($)			12 Months Ended
	Jan. 02, 2021	Dec. 22, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Warrants outstanding			1,800,000
Share-based compensation expense			$ 1,041,281	$ 351,238
Warrant [Member]
Warrants outstanding			841,440
Weighted average exercise price			$ 0.01
Weighted average remaining contractual term			1 year 6 months
Aggregate intrinsic value			$ 600,000
Share-based compensation expense			$ 2,107,825	$ 713,120
Board of Directors [Member]
Number of shares authorized					310,830
Number of shares vested	310,830
Number of warrants exercised	631,080
Share based compensation, expected term of fair value	2 years 6 months
Share-based compensation, expected dividend rate	0.00%
Share-based compensation, volatility	51.30%
Share-based compensation, average interest rate	0.12%
Board of Directors [Member] | Warrant [Member]
Number of shares authorized					631,080
Warrant exercisable, period					5 years
Board of Directors [Member] | The Crone Law Group, P.C. [Member]
Number of shares authorized		103,610
Number of shares vested		103,610
Number of warrants exercised		0
Share based compensation, expected term of fair value		2 years 6 months
Share-based compensation, expected dividend rate		0.00%
Share-based compensation, volatility		43.50%
Share-based compensation, average interest rate		0.11%
Board of Directors [Member] | The Crone Law Group, P.C. [Member] | Warrant [Member]
Number of shares authorized		210,360
Warrant exercisable, period		5 years